INCOME TAXES (DETAILS 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Valuation Allowance [Line Items]
At the beginning of the year	$ 805	$ 767	$ 766
Changes in prior year tax losses carry forward	32	168	0
Current year (reduction) addition	(34)	(130)	1
At the end of the year	$ 803	$ 805	$ 767